Long Term Debt - Maturities of long-term debt (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Annual maturities of long-term debt
2019	$ 416,989
2020	4,483,486
2021	4,410,660
Thereafter	3,000,000
Total	12,311,135
Less: Unamortized discount	(326,246)
Less: Unamortized debt issuance costs	(40,340)
Less: Current portion of long-term debt	(316,906)	$ (15,608,349)
Long-term debt	$ 11,627,643	$ 5,556,782